Operating, General And Administrative Expenses And Restructuring Costs (Tables)	12 Months Ended
Aug. 31, 2022
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Schedule Of Operating, General And Administrative Expenses, And Restructuring Costs

	2022 $	2021 $
Employee salaries and benefits (1)	667	677
Purchases of goods and services	2,247	2,346

	2,914	3,023

(1)	For the year ended August 31, 2022, employee salaries and benefits include restructuring costs of $nil (2021 – $14).